Segment information - Revenue net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,293	$ 5,115	$ 1,570
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,235	5,115	1,570
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 58	$ 0	$ 0